Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	PEAR TREE FUNDS
Entity Central Index Key	0000722885
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 01, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Prospectus:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Prospectus:
Trading Symbol	QBNAX
Pear Tree Polaris Small Cap Fund | R6 Shares
Prospectus:
Trading Symbol	QBNRX
Pear Tree Quality Fund | Ordinary Shares
Prospectus:
Trading Symbol	USBOX
Pear Tree Quality Fund | Institutional Shares
Prospectus:
Trading Symbol	QGIAX
Pear Tree Quality Fund | R6 Shares
Prospectus:
Trading Symbol	QGIRX
Pear Tree Essex Environmental Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	GEOSX
Pear Tree Essex Environmental Opportunities Fund | Ordinary Shares
Prospectus:
Trading Symbol	EEOFX
Pear Tree Essex Environmental Opportunities Fund | R6 Shares
Prospectus:
Trading Symbol	GEORX
Pear Tree Axiom Emerging Markets World Equity Fund | Ordinary Shares
Prospectus:
Trading Symbol	QFFOX
Pear Tree Axiom Emerging Markets World Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	QEMAX
Pear Tree Axiom Emerging Markets World Equity Fund | R6 Shares
Prospectus:
Trading Symbol	QFFRX
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Prospectus:
Trading Symbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Prospectus:
Trading Symbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Prospectus:
Trading Symbol	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Prospectus:
Trading Symbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Prospectus:
Trading Symbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Prospectus:
Trading Symbol	QUSRX
Pear Tree Polaris International Opportunities Fund | R6 Shares
Prospectus:
Trading Symbol	QISRX
Pear Tree Polaris International Opportunities Fund | Institutional Shares
Prospectus:
Trading Symbol	QISIX
Pear Tree Polaris International Opportunities Fund | Ordinary Shares
Prospectus:
Trading Symbol	QISOX